Segment Information - Summary of Operating Segments (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Disclosure of operating segments [line items]
Sales revenues	¥ 27,214,594	¥ 29,866,547
Operating expenses	25,016,845	27,467,315
Operating income	2,197,748	2,399,232
Total assets	62,267,140	53,972,363	¥ 53,416,405
Investments accounted for using the equity method	4,160,803	4,297,564	3,467,242
Depreciation and amortization	1,644,290	1,595,347
Capital expenditures	3,609,699	3,582,448
Automotive [Member]
Disclosure of operating segments [line items]
Sales revenues	24,651,552	26,799,743
Operating expenses	23,044,391	24,786,609
Operating income	1,607,161	2,013,134
Total assets	21,412,034	19,450,102	18,743,549
Investments accounted for using the equity method	3,698,990	3,810,310	3,340,218
Depreciation and amortization	893,704	821,958
Capital expenditures	1,341,032	1,437,932
Financial services [Member]
Disclosure of operating segments [line items]
Sales revenues	2,162,237	2,193,170
Operating expenses	1,666,645	1,909,429
Operating income	495,593	283,742
Total assets	28,275,239	25,390,541	24,366,422
Investments accounted for using the equity method	71,336	65,471	5,118
Depreciation and amortization	715,757	739,484
Capital expenditures	2,151,455	2,061,334
All other [Member]
Disclosure of operating segments [line items]
Sales revenues	1,052,365	1,504,920
Operating expenses	967,015	1,401,564
Operating income	85,350	103,356
Total assets	2,720,720	2,119,951	2,323,909
Investments accounted for using the equity method	248,814	283,355	36,211
Depreciation and amortization	34,829	33,905
Capital expenditures	76,370	68,363
Inter-segment Elimination/Unallocated Amount [Member]
Disclosure of operating segments [line items]
Sales revenues	(651,560)	(631,286)
Operating expenses	(661,205)	(630,287)
Operating income	9,645	(999)
Total assets	9,859,147	7,011,769	7,982,524
Investments accounted for using the equity method	141,664	138,428	¥ 85,695
Capital expenditures	40,843	14,818
Revenues from external customers [Member]
Disclosure of operating segments [line items]
Sales revenues	27,214,594	29,866,547
Revenues from external customers [Member] | Automotive [Member]
Disclosure of operating segments [line items]
Sales revenues	24,597,846	26,770,379
Revenues from external customers [Member] | Financial services [Member]
Disclosure of operating segments [line items]
Sales revenues	2,137,195	2,172,854
Revenues from external customers [Member] | All other [Member]
Disclosure of operating segments [line items]
Sales revenues	479,553	923,314
Inter-segment revenues and transfers [Member] | Automotive [Member]
Disclosure of operating segments [line items]
Sales revenues	53,706	29,364
Inter-segment revenues and transfers [Member] | Financial services [Member]
Disclosure of operating segments [line items]
Sales revenues	25,042	20,316
Inter-segment revenues and transfers [Member] | All other [Member]
Disclosure of operating segments [line items]
Sales revenues	572,812	581,606
Inter-segment revenues and transfers [Member] | Inter-segment Elimination/Unallocated Amount [Member]
Disclosure of operating segments [line items]
Sales revenues	¥ (651,560)	¥ (631,286)